Principal Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives and Residual Rate (Detail)	12 Months Ended
Dec. 31, 2021
Servers, Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Residual rate	0.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Residual rate	0.00%
Estimated useful lives	Shorter of lease term or the estimated useful lives of the assets
Other Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Residual rate	0.00%
Other Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual rate	5.00%